Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Summary of loans, by loan type
Total loans	$ 7,430,603	$ 7,209,151
Commercial, financial and agricultural
Summary of loans, by loan type
Total loans	4,373,373	4,497,444
Real estate - mortgage
Summary of loans, by loan type
Total loans	865,994	867,831
Obligations of states and political subdivisions
Summary of loans, by loan type
Total loans	1,989,669	1,668,113
Consumer
Summary of loans, by loan type
Total loans	41,592	40,966
Foreign.
Summary of loans, by loan type
Total loans	$ 159,975	$ 134,797